EMPLOYEE BENEFIT PLANS	3 Months Ended
Mar. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
NOTE 13 — EMPLOYEE BENEFIT PLANS
Components of Net Periodic Benefit Cost (Income)
The components of net periodic benefit cost (income) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024	Three Months Ended March 31, 2025	Three Months Ended March 31, 2024

	(U.S. Dollars in thousands)
Service cost	$47	$51	$1,015	$1,295	$—	$—
Interest cost	1,961	2,110	3,079	2,952	176	178
Expected return on plan assets	(2,705)	(2,998)	(2,110)	(2,082)	—	—
Amortization of:
Net (gain) loss	(18)	(26)	13	(324)	59	16
Prior service benefit	—	—	(153)	(164)	—	—
Curtailments, settlements and terminations, net	—	—	—	(39)	—	—
Foreign exchange impact and other	—	—	—	23	—	—
Net periodic pension cost (income)	$(715)	$(863)	$1,844	$1,661	$235	$194
The Company classifies the non-service components of net periodic pension cost (income) within other (expense) income, net, in the condensed consolidated statements of operations. Non-service components include interest costs, expected return on plan assets, amortization of net (gain) loss and prior service benefit and other curtailment, settlement or termination costs.